Annual Total Returns[BarChart] - The Hartford Short Duration Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.07%	4.62%	1.08%	0.81%	0.53%	3.01%	1.99%	0.35%	6.07%	3.77%